Net Loss Per Share (Details) - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Numerator:
Loss available to common stockholders'	$ (8,092,744)	$ (3,892,381)
Denominator:
Weighted average number of common shares outstanding	25,131,836	24,279,448
Basic and diluted EPS	$ (0.32)	$ (0.16)
Earnings Per Share, Diluted, Other Disclosures
Convertible debt	2,498,254	2,624,651
Warrants issuable upon conversion of debt	2,498,254	5,249,303
Warrants	7,646,537	3,302,001
Stock options	1,267,502	1,325,837